Provisions for other liabilities - Summary of Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	$ 4,843	$ 3,889
Additions	1,147	4,750
Used during year	(1,379)	(3,779)
Exchange differences	(986)	(17)
Other provisions, ending balance	3,625	4,843
Labor, legal and other claims
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	4,838	3,857
Additions	1,147	4,750
Used during year	(1,379)	(3,754)
Exchange differences	(986)	(15)
Other provisions, ending balance	3,620	4,838
Others
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	5	32
Additions	0	0
Used during year	0	(25)
Exchange differences	0	(2)
Other provisions, ending balance	$ 5	$ 5